Accrued Expenses (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	11 Months Ended
	Oct. 31, 2014	Oct. 31, 2015	Apr. 30, 2015	May. 31, 2014
Accrued Expenses [Line Items]
Compensation and employee benefits		$ 158.0	$ 157.3	$ 170.2
Taxes other than income		17.9	25.2	26.0
Royalties and partner commissions		51.8	54.5	47.0
Litigation		2.0	1.6	2.4
Professional fees		7.0	8.2	8.1
Subcontractor expense		7.0	7.9	8.0
Interest		92.4	22.6	69.1
Restructuring		6.5	3.7	16.1
Asset retirement obligations		2.9	1.4	1.7
Deferred rent		3.3	3.5	16.9
Other		49.8	53.2	40.8
Accrued expenses		398.6	339.1	$ 406.3
Dividends paid	$ 42.7	17.0	65.7
Dividends Accrued [Member]
Accrued Expenses [Line Items]
Dividends paid		$ 18.0	17.0
HoldCo[Member]
Accrued Expenses [Line Items]
Dividends paid			$ 17.0